CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,437,209)	$ (182,487)	$ (283,388)	$ (4,229,513)	$ (4,512,901)	$ (6,950,110)
Adjustments to reconcile net income to net cash used in operating activities:
Bad debt expense	0	0	0	10,000	10,000	10,000
Depreciation expense	16,534	1,849	1,814	42,407	44,221	60,755
Interest expense converted to common stock	0	0	0	3,555	3,555	3,555
Shares issued for services	1,399,127	0	0	2,652,291	2,652,291	4,051,418
Amortization of debt discount	414,370	0	0	107,532	107,532	521,902
Initial discount on Redeemable preferred stock	0	0	0	455,926	455,926	455,926
Change in derivative liabilities	(264,051)	0	0	(617,939)	(617,939)	(881,990)
Changes in operating assets and liabilities:
Accounts receivable	6,011	(9,435)	(15,110)	(161,294)	(176,404)	(170,393)
Accounts receivable - related party	0	0				0
Inventory	(295,864)	(21,591)	(7,573)	(50,392)	(57,965)	(353,829)
Prepaid expenses and other current assets	(4,694)	0	0	0	0	(4,694)
Accounts payable	170,837	19,221	13,141	307,504	320,645	491,482
Accounts payable - related party	(18,403)	0	0	17,913	17,913	(490)
Accrued expenses	14,936	0	5,400	51,201	56,601	71,537
Accrued interest	(19,829)	3,555	1,315	19,829	21,144	1,315
Net cash used in operating activities	(1,018,235)	(188,888)	(284,401)	(1,390,980)	(1,675,381)	(2,693,616)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(17,435)	(1,019)	(39,897)	(276,310)	(316,207)	(333,642)
Proceeds from sale lease back	208,773	0				208,773
Equipment deposits - related party	(711,500)	(90,000)	(15,000)	0	(15,000)	(726,500)
Net cash used in investing activities	(520,162)	(91,019)	(54,897)	(276,310)	(331,207)	(851,369)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	0	75,000	150,000	0	150,000	150,000
Proceeds from revolving financing	46,138	0	0	83,348	83,348	129,486
Proceeds from sale of common stock, net	2,361,999	525,000	0	1,100,000	1,100,000	3,461,999
Repayment of capital lease	(5,204)	0				(5,204)
Repayment of redeemable preferred shares	(247,170)	0				(247,170)
Proceeds from sale of mandatory redeemable preferred stock, net	0	0	0	422,000	422,000	422,000
Shareholder contribution	0	0	264,575	0	264,575	264,575
Shareholder distribution	0	0	(10,670)	0	(10,670)	(10,670)
Net cash provided by financing activities	2,155,763	600,000	403,905	1,605,348	2,009,253	4,165,016
NET CHANGE IN CASH	617,366	320,093	64,607	(61,942)	2,665	620,031
CASH AT BEGINNING OF PERIOD	2,665	64,607	0	64,607	0	0
CASH AT END OF PERIOD	620,031	384,700	64,607	2,665	2,665	620,031
SUPPLEMENTAL INFORMATION:
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt converted to common stock	0	229,870	0	229,870
Derivative liability on redeemable preferred stock	0	0	0	422,000
Preferred stock conversion to common stock	252,830	0
Deferred discount on conversion of preferred stock	56,098	0
Fair value of derivate liability at isuance of Warrants	$ 240,023	$ 0